Derivative Liability - Schedule of Reconciliation of the Derivative Liability (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability, beginning balance			$ 133,669
Initial fair value of derivative liability recorded as debt discount			940,001		75,000
Initial fair value of derivative liability recorded as deferred financing costs					3,000
Initial fair value of derivative liability charged to other expense			245,572		25,161
Gain loss on change in fair value of derivative liability	$ (505,649)		(976,049)		30,508
Derivative liability, ending balance	$ 343,193		$ 343,193		$ 133,669